Oct. 04, 2023
BNY Mellon National Municipal Money Market Fund
Fund Summary
October 4, 2023 BNY MELLON FUNDS TRUST -BNY Mellon National Municipal Money Market Fund Supplement to Current Prospectus
The following information supersedes and replaces any contrary information in the sections "Fund Summary – BNY Mellon National Municipal Money Market Fund – Principal Risks," "Fund Details – Investment Risks – Money Market Funds" and "Shareholder Guide – Buying, Selling and Exchanging Shares – Potential Restrictions on Fund Redemptions—Fees and Gates" in the fund's prospectus: